Prepaid Expenses and Other Tax Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current assets
Prepaid expenses	€ 828	€ 588
Other tax assets	244	219
Total	1,072	807
Other non-financial assets	€ 2,139	€ 1,633
Prepaid expenses and other tax assets as % of Other non-financial assets	50.00%	49.00%
Non-current assets
Prepaid expenses	€ 512	€ 242
Other tax assets	49	53
Total	561	295
Other non-financial assets	€ 3,580	€ 2,628
Prepaid expenses and other tax assets as % of Other non-financial assets	16.00%	11.00%
Total
Prepaid expenses	€ 1,340	€ 830
Other tax assets	293	272
Total	1,633	1,102
Other non-financial assets	€ 5,719	€ 4,261
Prepaid expenses and other tax assets as % of Other non-financial assets	29.00%	26.00%